Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.89%
Aerospace & Defense–7.02%
AeroVironment, Inc.(b)	45,373	$14,287,504
BWX Technologies, Inc.	101,489	18,711,527
Carpenter Technology Corp.	102,187	25,090,996
Kratos Defense & Security Solutions, Inc.(b)(c)	452,348	41,331,037
Loar Holdings, Inc.(b)(c)	11,023	881,840
Rocket Lab Corp.(b)(c)	443,029	21,225,519
		121,528,423
Apparel Retail–1.35%
Boot Barn Holdings, Inc.(b)(c)	141,380	23,429,494
Apparel, Accessories & Luxury Goods–0.78%
Kontoor Brands, Inc.	170,375	13,590,814
Application Software–4.69%
Agilysys, Inc.(b)(c)	161,075	16,953,144
AvePoint, Inc.(b)	849,832	12,755,978
Box, Inc., Class A(b)(c)	207,015	6,680,374
Cellebrite DI Ltd. (Israel)(b)	770,270	14,273,103
D-Wave Quantum, Inc. (Canada)(b)(c)	249,307	6,160,376
Porch Group, Inc.(b)(c)	724,853	12,163,034
ServiceTitan, Inc.(b)	122,105	12,311,847
		81,297,856
Asset Management & Custody Banks–2.55%
Galaxy Digital, Inc.(b)(c)	264,078	8,928,477
Hamilton Lane, Inc., Class A	106,873	14,405,412
StepStone Group, Inc., Class A	317,657	20,746,179
		44,080,068
Biotechnology–7.88%
ADMA Biologics, Inc.(b)	931,060	13,649,340
Ascendis Pharma A/S, ADR (Denmark)(b)	90,092	17,911,190
BridgeBio Pharma, Inc.(b)	358,120	18,600,753
Halozyme Therapeutics, Inc.(b)	202,299	14,836,609
Insmed, Inc.(b)	224,872	32,383,817
Madrigal Pharmaceuticals, Inc.(b)(c)	53,407	24,495,655
Soleno Therapeutics, Inc.(b)(c)	216,436	14,631,073
		136,508,437
Broadline Retail–1.67%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	225,375	28,938,150
Building Products–1.91%
Armstrong World Industries, Inc.	78,227	15,333,274
Zurn Elkay Water Solutions Corp.	377,446	17,751,286
		33,084,560
Casinos & Gaming–0.93%
Genius Sports Ltd. (United Kingdom)(b)	1,306,921	16,179,682
Coal & Consumable Fuels–0.60%
Uranium Energy Corp.(b)(c)	774,375	10,330,163
Commercial & Residential Mortgage Finance–1.21%
PennyMac Financial Services, Inc.	168,793	20,910,077
Shares		Value
Construction & Engineering–4.35%
API Group Corp.(b)	507,073	$17,428,099
Construction Partners, Inc., Class A(b)(c)	83,396	10,591,292
Everus Construction Group, Inc.(b)	236,671	20,294,538
Limbach Holdings, Inc.(b)(c)	89,167	8,659,899
Sterling Infrastructure, Inc.(b)(c)	54,116	18,382,123
		75,355,951
Construction Machinery & Heavy Transportation Equipment– 1.97%
Atmus Filtration Technologies, Inc.	315,038	14,205,063
Federal Signal Corp.	167,394	19,918,212
		34,123,275
Consumer Finance–0.57%
Upstart Holdings, Inc.(b)(c)	192,956	9,802,165
Diversified Metals & Mining–1.23%
MP Materials Corp.(b)(c)	317,328	21,283,189
Education Services–0.87%
Stride, Inc.(b)	101,094	15,056,940
Electrical Components & Equipment–2.51%
Hammond Power Solutions, Inc. (Canada)	106,508	9,448,500
nVent Electric PLC	217,642	21,468,207
Regal Rexnord Corp.	87,001	12,479,424
		43,396,131
Electronic Equipment & Instruments–3.83%
Advanced Energy Industries, Inc.	167,440	28,488,242
Itron, Inc.(b)	107,236	13,357,316
Mirion Technologies, Inc.(b)(c)	667,502	15,526,096
OSI Systems, Inc.(b)	35,986	8,969,151
		66,340,805
Electronic Manufacturing Services–5.51%
Fabrinet (Thailand)(b)	99,901	36,425,903
Sanmina Corp.(b)	304,560	35,057,901
TTM Technologies, Inc.(b)	415,103	23,909,933
		95,393,737
Environmental & Facilities Services–2.12%
Casella Waste Systems, Inc., Class A(b)	125,107	11,870,152
Clean Harbors, Inc.(b)	107,297	24,916,510
		36,786,662
Financial Exchanges & Data–0.23%
Bullish (Cayman Islands)(b)	61,577	3,916,913
Footwear–0.57%
Steven Madden Ltd.	294,515	9,860,362
Health Care Equipment–1.84%
Glaukos Corp.(b)(c)	78,297	6,385,120
Integer Holdings Corp.(b)	126,925	13,115,160
TransMedics Group, Inc.(b)(c)	110,477	12,395,520
		31,895,800
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Facilities–1.58%
Encompass Health Corp.	215,908	$27,424,634
Health Care Services–2.53%
BrightSpring Health Services, Inc.(b)	563,889	16,668,559
Guardant Health, Inc.(b)	433,167	27,064,274
		43,732,833
Health Care Technology–0.77%
Waystar Holding Corp.(b)	352,656	13,372,716
Heavy Electrical Equipment–0.80%
Bloom Energy Corp.(b)(c)	162,857	13,772,816
Home Improvement Retail–0.66%
Floor & Decor Holdings, Inc., Class A(b)(c)	154,976	11,421,731
Homebuilding–0.64%
Cavco Industries, Inc.(b)	18,955	11,007,737
Hotels, Resorts & Cruise Lines–1.12%
Travel + Leisure Co.	170,460	10,140,665
Wyndham Hotels & Resorts, Inc.	116,245	9,287,976
		19,428,641
Independent Power Producers & Energy Traders–1.97%
Talen Energy Corp.(b)	80,010	34,034,654
Industrial Machinery & Supplies & Components–6.11%
Enpro, Inc.	98,989	22,371,514
ESCO Technologies, Inc.	73,921	15,605,462
Mueller Industries, Inc.	155,718	15,744,647
RBC Bearings, Inc.(b)	54,207	21,156,450
SPX Technologies, Inc.(b)	165,802	30,968,498
		105,846,571
Interactive Media & Services–0.75%
CarGurus, Inc.(b)	349,969	13,029,346
Investment Banking & Brokerage–3.26%
Evercore, Inc., Class A	69,539	23,456,895
Piper Sandler Cos.	95,113	33,003,260
		56,460,155
Leisure Facilities–0.83%
Planet Fitness, Inc., Class A(b)	138,008	14,325,230
Life Sciences Tools & Services–0.90%
BioLife Solutions, Inc.(b)	613,834	15,658,905
Managed Health Care–1.56%
Alignment Healthcare, Inc.(b)	647,673	11,301,894
HealthEquity, Inc.(b)	166,181	15,748,973
		27,050,867
Oil & Gas Equipment & Services–0.97%
TechnipFMC PLC (United Kingdom)	427,402	16,861,009
Oil & Gas Exploration & Production–0.77%
Antero Resources Corp.(b)	397,752	13,348,557
Packaged Foods & Meats–0.63%
Post Holdings, Inc.(b)(c)	102,040	10,967,259
Pharmaceuticals–0.77%
Axsome Therapeutics, Inc.(b)	109,205	13,262,947
Shares		Value
Property & Casualty Insurance–0.87%
Palomar Holdings, Inc.(b)	71,433	$8,339,803
Root, Inc., Class A(b)(c)	75,017	6,714,771
		15,054,574
Regional Banks–2.01%
Bancorp, Inc. (The)(b)	303,985	22,765,437
Western Alliance Bancorporation	138,114	11,977,246
		34,742,683
Research & Consulting Services–0.56%
CBIZ, Inc.(b)(c)	184,430	9,767,413
Restaurants–0.84%
Shake Shack, Inc., Class A(b)(c)	88,315	8,267,167
Wingstop, Inc.(c)	25,131	6,324,970
		14,592,137
Semiconductor Materials & Equipment–0.86%
Nova Ltd. (Israel)(b)(c)	46,458	14,850,764
Semiconductors–6.55%
Impinj, Inc.(b)(c)	168,784	30,507,708
Lattice Semiconductor Corp.(b)(c)	353,525	25,920,453
MACOM Technology Solutions Holdings, Inc.(b)	228,601	28,458,538
SiTime Corp.(b)(c)	94,877	28,587,389
		113,474,088
Specialty Chemicals–0.78%
Element Solutions, Inc.	533,221	13,421,173
Systems Software–1.29%
Commvault Systems, Inc.(b)	109,284	20,630,634
Netskope, Inc., Class A(b)	71,332	1,621,376
		22,252,010
Trading Companies & Distributors–1.90%
Applied Industrial Technologies, Inc.	67,870	17,717,463
FTAI Aviation Ltd.	91,294	15,233,317
		32,950,780
Transaction & Payment Processing Services–1.42%
Paymentus Holdings, Inc., Class A(b)(c)	452,500	13,846,500
Shift4 Payments, Inc., Class A(b)(c)	139,111	10,767,191
		24,613,691
Total Common Stocks & Other Equity Interests (Cost $1,312,791,813)		1,729,815,575
Money Market Funds–0.50%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	3,028,757	3,028,757
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	5,624,814	5,624,814
Total Money Market Funds (Cost $8,653,571)		8,653,571
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.39% (Cost $1,321,445,384)		1,738,469,146
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.75%
Invesco Private Government Fund, 4.14%(d)(e)(f)	73,548,573	$73,548,573
Invesco Private Prime Fund, 4.26%(d)(e)(f)	199,207,421	199,267,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $272,815,176)		272,815,756
TOTAL INVESTMENTS IN SECURITIES–116.14% (Cost $1,594,260,560)		2,011,284,902
OTHER ASSETS LESS LIABILITIES—(16.14)%		(279,499,494)
NET ASSETS–100.00%		$1,731,785,408
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,607,249	$146,727,844	$(157,306,336)	$-	$-	$3,028,757	$233,300
Invesco Treasury Portfolio, Institutional Class	25,257,479	272,494,568	(292,127,233)	-	-	5,624,814	429,582
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,491,549	419,629,031	(396,572,007)	-	-	73,548,573	1,866,411*
Invesco Private Prime Fund	131,156,686	924,685,305	(856,575,352)	580	(36)	199,267,183	5,079,574*
Total	$220,512,963	$1,763,536,748	$(1,702,580,928)	$580	$(36)	$281,469,327	$7,608,867

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,729,815,575	$—	$—	$1,729,815,575
Money Market Funds	8,653,571	272,815,756	—	281,469,327
Total Investments	$1,738,469,146	$272,815,756	$—	$2,011,284,902
Invesco Small Cap Growth Fund